Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data

20. Selected Quarterly Financial Data (Unaudited)

The following is a summary of the quarterly results of operations for the years ended December 31, 2011 and 2010:

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Fiscal Year
(Dollars in millions, except per share amounts)
Statement of operations data:
Net sales	$341.5	$374.5	$381.2	$369.0	$1,466.2
Operating profit	21.3	38.3	40.1	23.0	122.7
Income from continuing operations	9.2	20.4	22.5	5.4	57.5
Net income (loss)(a)	9.0	19.9	22.7	(14.0)	37.6
Net income (loss) attributable to Koppers (a)	8.9	19.8	22.4	(14.2)	36.9
Common stock data:
Earnings (loss) per common share attributable to Koppers common shareholders:
Basic –
Continuing operations	$0.44	$0.99	$1.07	$0.25	$2.75
Discontinued operations(a)	(0.01)	(0.03)	0.01	(0.94)	(0.96)

Earnings per basic common share	$0.43	$0.96	$1.08	$(0.69)	$1.79

Diluted –
Continuing operations	$0.44	$0.99	$1.07	$0.24	$2.72
Discontinued operations(a)	(0.01)	(0.03)	0.01	(0.93)	(0.95)

Earnings per diluted common share	$0.43	$0.96	$1.08	$(0.69)	$1.77

Dividends declared per common share	$0.22	$0.22	$0.22	$0.22	$0.88
Price range of common stock:
High	$42.88	$46.14	$39.23	$36.53	$46.14
Low	34.76	34.63	23.59	24.75	23.59

(a)	In the fourth quarter of 2011, the Company ceased manufacturing operations at its carbon black facility located in Kurnell, Australia. The costs related to this closure totaled $41.0 million in the fourth quarter of 2011. The results of operations of the carbon black facility have been reclassified to discontinued operations for all periods presented as run-off activities were completed in the first quarter of 2012.

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Fiscal Year
(Dollars in millions, except per share amounts)
Statement of operations data:
Net sales	$259.2	$316.5	$321.7	$293.1	$1,190.5
Operating profit	17.0	32.8	33.1	15.2	98.1
Income from continuing operations	7.5	16.4	15.8	4.9	44.6
Net income	7.4	16.1	15.8	5.2	44.5
Net income attributable to Koppers	7.3	16.1	15.6	5.1	44.1
Common stock data:
Earnings (loss) per common share attributable to Koppers common shareholders:
Basic –
Continuing operations	$0.37	$0.79	$0.76	$0.23	$2.14
Discontinued operations	(0.01)	(0.01)	0.00	0.01	0.00

Earnings per basic common share	$0.36	$0.78	$0.76	$0.24	$2.14

Diluted –
Continuing operations	$0.37	$0.79	$0.75	$0.23	$2.13
Discontinued operations	(0.01)	(0.01)	0.00	0.01	0.00

Earnings per diluted common share	$0.36	$0.78	$0.75	$0.24	$2.13

Dividends declared per common share	$0.22	$0.22	$0.22	$0.22	$0.88
Price range of common stock:
High	$33.32	$33.56	$27.19	$36.47	$36.47
Low	25.58	22.42	19.77	25.69	19.77